Law Offices of
                 Paul, Hastings, Janofsky & Walker LLP
                         55 Second Street
                 San Francisco, California 94105-3441
                      Telephone  (415) 856-7000
                      Facsimile  (415) 856-7100
                    Internet  www.paulhastings.com

                             May 2, 2007

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Matthews International Funds
          File Nos. 33-78960 and 811-08510

Sir or Madam:

     On behalf of Matthews International Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the prospectus and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 31 to the Registrant's registration statement on Form N-1A as filed electronically with the Commission on April 27, 2007.

     Please direct any inquiries regarding this filing to the undersigned (415) 856-7021.



                            Very truly yours,

                            /s/ Jessica N. Bentley

                            Jessica N. Bentley
                            for PAUL, HASTINGS, JANOFSKY & WALKER LLP